Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

25. Subsequent events

Subsequent to December 31, 2025, Qufenqi (Shanghai) Information Technology Co., Ltd., a wholly-owned subsidiary of the Company, entered into a capital increase agreement with Xiamen Lexiang and invested in Xiamen Lexiang to obtain direct equity control over Xiamen Lexiang. As a result of the investment, the Company continues to consolidate Xiamen Lexiang through the voting interest model.

As of April 6, 2026, the Company repurchased an aggregate of 1,480,454 ADSs, representing 1,480,454 Class A ordinary shares, at an average price of US$ 2.6968 per ADS, for US$ 3,992,448 (RMB 27,477,627).